STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																		3 Months Ended		12 Months Ended
	Mar. 26, 2024	Jan. 04, 2024	Dec. 26, 2023	Dec. 13, 2023	Dec. 13, 2023	Feb. 16, 2023	Feb. 16, 2023	Nov. 17, 2022	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 18, 2022	Jul. 19, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 14, 2022	Jun. 06, 2022	May 17, 2022	Apr. 29, 2022	Apr. 14, 2022	Feb. 16, 2022	Feb. 15, 2022	Jan. 31, 2022	Jan. 21, 2022	Jan. 25, 2021	Feb. 19, 2020	Mar. 09, 2019	Feb. 16, 2009	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net effect on equity																																		$ (6,242,029)	$ (4,037,222)	$ (5,707,156)	$ (3,521,860)	$ (5,295,875)
Options to purchase shares
Share price																																		$ 1		$ 1
cashless exercise of warrants							$ 2,434,211
Preferred stock, shares authorized																																	Unlimited	Unlimited		Unlimited	Unlimited
Preferred stock, no par value																																	$ 0	$ 0		$ 0	$ 0
Stock issued during period, value, issues																																			100,000	$ 100,000
Stock issued during period shares new issues						2,434,211																					7,398,639
Stock issued during period shares issuance of common stock																											7,398,639
Stock issued during period value new issues																											$ 443,918							$ 20,000
Stock issued during period value issued for services																																				$ 225,000
Granted per share
Cashless exercise warrants						2,500,000
Accrued interest																																		$ 2,790,013	190,663	$ 246,714	$ 107,882
Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																$ 0.06758
Stock issued during period shares new issues																																14,797,278
Proceeds from issuance of common stock																																$ 1,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																	Unlimited	Unlimited		Unlimited	Unlimited
Common stock, no par value																																	$ 0	$ 0		$ 0	$ 0
Stock issued during period shares issued for services			5,000,000
Stock issued during period value issued for services			$ 225,000
Granted per share			$ 0.045
Common Class A [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																																14,797,278
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																	Unlimited	Unlimited		Unlimited	Unlimited
Common stock, no par value																																	$ 0	$ 0		$ 0	$ 0
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, no par value																																		$ 0		$ 0	0		$ 0
Preferred stock, shares authorized																																							2
Series A Preferred Stock [Member] | Mr.Kim Thompson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	1
Stock issued during period, value, issues	$ 20,000
5-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares				6,000,000	6,000,000
Share price				$ 0.04	$ 0.04
Fair value of options				$ 162,000	$ 162,000
Common stock warrants and options, description				Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033	Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
Share-Based payment arrangement, expense																																		$ 8,100		$ 32,400
5-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares				4,000,000	4,000,000
Share price				$ 0.04	$ 0.04
Fair value of options				$ 108,000	$ 108,000
Common stock warrants and options, description				Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033	Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
Share-Based payment arrangement, expense																																			5,400	21,600
7-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares																														2,500,000
Share price																														$ 0.134
Fair value of options																														$ 310,165
Common stock warrants and options, description																														Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028.
Share-Based payment arrangement, expense																																		20,292		93,752
10-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares																															6,000,000
Share price																															$ 0.115
Fair value of options																															$ 626,047
Share-Based payment arrangement, expense																																		14,284		104,270
Options description																															Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
7-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares																															1,340,000
Share price																															$ 0.115
Fair value of options																															$ 133,063
Share-Based payment arrangement, expense																																		$ 3,643		26,594
Options description																															Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
10-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares					1,000,000
Share price				$ 0.04	$ 0.04
Fair value of options					$ 260,000
Share-Based payment arrangement, expense																																				$ 260,000
Warrant And Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants cancelled		1,000,000
Offset expense and additional paid in capital for options cancelled		$ 118,874
Net effect on equity		$ 0
6 Cent Warrants [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issuance of common stock																																14,797,278
Warrant exercise price per share																																$ 0.06
8 Cent Warrant [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issuance of common stock																																7,398,639
Warrant exercise price per share																																$ 0.08
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																		$ 0.001		$ 0.001	0.001
Warrant [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																$ 0.06
Warrant expire																																Mar. 08, 2021
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																		0.04		0.04	0.04
Warrant One [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																$ 0.06
Warrant expire																																Mar. 08, 2022
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																		0.056		0.056	0.056
Warrant Two [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																$ 0.08
Warrant expire																																Mar. 08, 2022
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																		$ 0.2299		$ 0.2299	$ 0.08
Warrant Three [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																$ 0.08
Warrant expire																																Mar. 08, 2023
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues																											3,699,320
Stock issued during period shares issuance of common stock																											3,699,320
Stock issued during period value new issues																											$ 295,946
Debt conversion, converted instrument, shares issued								5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380	3,924,443		4,569,059	3,935,417
Debt conversion, converted instrument, amount								$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000	$ 250,000		$ 250,000	$ 250,000
Accrued interest								$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644	$ 1,164		$ 42,877	$ 2,260
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net effect on equity																																		$ 27,385,611	27,160,611	$ 27,385,611	$ 27,060,611	22,385,132
cashless exercise of warrants																																			$ 100,000	$ 100,000
Stock issued during period value new issues
Stock issued during period shares issued for services																																				5,000,000
Stock issued during period value issued for services																																				$ 225,000
Cashless exercise warrants																																			2,434,211	2,434,211
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net effect on equity
cashless exercise of warrants
Stock issued during period value new issues
Stock issued during period value issued for services